                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Ibbotson Asset

Allocation Series

 October 31, 2013

Ticker Symbols:

 Class

 Conservative

 Allocation

 Fund

 Moderate

 Allocation

 Fund

 Growth

 Allocation

 Fund

 Aggressive

 Allocation

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 PIAAX

 B

 PIBVX

 PIBLX

 GRABX

 IALBX

 C

 PICVX

 PIDCX

 GRACX

 IALCX

 Y

 IBBCX

 IMOYX

 IBGYX

 IBAYX

Schedule of Investments |10/31/13  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

 Shares

 Value

 MUTUAL FUNDS —94.8%

 PIONEER FUNDS* —94.8%

 1,634,718

 Pioneer Bond Fund Class Y

 $ 15,758,681

 91,231

 Pioneer Core Equity Fund Class Y

   1,371,197

 43,905

 Pioneer Disciplined Growth Fund Class Y

   685,352

 97,090

 Pioneer Disciplined Value Fund Class Y

   2,053,463

 277,387

 Pioneer Dynamic Credit Fund Class Y

   2,740,585

 25,994

 Pioneer Emerging Markets Fund Class Y

   685,975

 19,875

 Pioneer Equity Income Fund Class Y

   688,063

 98,472

 Pioneer Floating Rate Fund Class Y

   686,351

 50,445

 Pioneer Fund Class Y

   2,061,173

 83,236

 Pioneer Fundamental Growth Fund Class Y

   1,373,398

 220,833

 Pioneer Global Equity Fund Class Y

   2,727,293

 412,282

 Pioneer Global High Yield Fund Class Y

   4,110,451

 123,476

 Pioneer Global Multisector Income Fund Class Y

   1,366,883

 185,466

 Pioneer High Yield Fund Class Y

   2,054,964

 244,250

 Pioneer International Value Fund Class Y

   5,424,789

 47,732

 Pioneer Mid Cap Value Fund Class Y

   1,371,831

 67,856

 Pioneer Multi-Asset Ultrashort Income Fund Class Y

   683,314

 16,828

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   673,962

 26,012

 Pioneer Real Estate Shares Class Y

   672,407

 16,826

 Pioneer Select Mid Cap Growth Fund Class Y

   677,908

 1,061,987

 Pioneer Short Term Income Fund Class Y

   10,269,415

 619,116

 Pioneer Strategic Income Fund Class Y

   6,853,609

 TOTAL MUTUAL FUNDS

 (Cost $56,074,049)

 $ 64,991,064

 TOTAL INVESTMENTS IN SECURITIES — 94.8%

 (Cost $56,074,049)  (a)

 $ 64,991,064

 OTHER ASSETS AND LIABILITIES -5.2%

 $ 3,589,062

 TOTAL NET ASSETS — 100.0%

 $ 68,580,126

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $56,955,116 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 8,053,286

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (17,338)

 Net unrealized appreciation

 $ 8,035,948

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
64,991,064

$
–

$
–

$
64,991,064

 Total

$
64,991,064

$
–

$
–

$
64,991,064

 During the three months ended October 31, 2013, there were no transfers between Levels 1, 2, and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/13

Schedule of Investments | 10/31/13 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —98.0%

 PIONEER FUNDS* —98.0%

 2,425,811

 Pioneer Bond Fund Class Y

 $ 23,384,817

 308,061

 Pioneer Core Equity Fund Class Y

   4,630,156

 210,621

 Pioneer Disciplined Growth Fund Class Y

   3,287,797

 587,124

 Pioneer Disciplined Value Fund Class Y

   12,417,668

 633,781

 Pioneer Dynamic Credit Fund Class Y

   6,261,753

 329,708

 Pioneer Emerging Markets Fund Class Y

   8,700,997

 136,265

 Pioneer Equity Income Fund Class Y

   4,717,484

 193,801

 Pioneer Fund Class Y

   7,918,703

 438,579

 Pioneer Fundamental Growth Fund Class Y

   7,236,558

 1,530,342

 Pioneer Global Equity Fund Class Y

   18,899,718

 898,403

 Pioneer Global High Yield Fund Class Y

   8,957,077

 338,136

 Pioneer Global Multisector Income Fund

 Class Y

   3,743,164

 392,449

 Pioneer High Yield Fund Class Y

   4,348,335

 1,199,345

 Pioneer International Value Fund Class Y

   26,637,450

 505,763

 Pioneer Mid Cap Value Fund Class Y

   14,535,631

 186,289

 Pioneer Multi-Asset Ultrashort Income Fund Class Y

   1,875,934

 263,365

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   10,547,786

 181,235

 Pioneer Real Estate Shares Class Y

   4,684,924

 199,733

 Pioneer Select Mid Cap Growth Fund Class Y

   8,047,238

 2,122,646

 Pioneer Short Term Income Fund Class Y

   20,525,985

 594,028

 Pioneer Strategic Income Fund Class Y

   6,575,895

 TOTAL MUTUAL FUNDS

 (Cost $161,244,800)

 $ 207,935,070

 TOTAL INVESTMENTS IN SECURITIES — 98.0%

 (Cost $161,244,800)  (a)

 $ 207,935,070

 OTHER ASSETS AND LIABILITIES -2.0%

 $ 4,350,760

 TOTAL NET ASSETS — 100.0%

 $ 212,285,830

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $164,069,085 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 43,918,715

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (52,730)

 Net unrealized appreciation

 $ 43,865,985

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/13

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
207,935,070

$
–

$
–

$
207,935,070

 Total

$
207,935,070

$
–

$
–

$
207,935,070

 During the three months ended October 31, 2013, there were no transfers between Levels 1, 2, and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/13

Schedule of Investments | 10/31/13 (unaudited)

Pioneer Ibbotson Growth Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —100.0%

 PIONEER FUNDS* —100.0%

 2,268,502

 Pioneer Bond Fund Class Y

 $ 21,868,360

 514,123

 Pioneer Core Equity Fund Class Y

   7,727,267

 397,897

 Pioneer Disciplined Growth Fund Class Y

   6,211,179

 748,693

 Pioneer Disciplined Value Fund Class Y

   15,834,860

 56,186

 Pioneer Dynamic Credit Fund Class Y

   555,113

 500,460

 Pioneer Emerging Markets Fund Class Y

   13,207,144

 230,491

 Pioneer Equity Income Fund Class Y

   7,979,584

 201,045

 Pioneer Fund Class Y

   8,214,682

 558,112

 Pioneer Fundamental Growth Fund Class Y

   9,208,841

 1,894,386

 Pioneer Global Equity Fund Class Y

   23,395,673

 433,657

 Pioneer Global High Yield Fund Class Y

   4,323,558

 350,907

 Pioneer Global Multisector Income Fund

 Class Y

   3,884,538

 191,735

 Pioneer High Yield Fund Class Y

   2,124,420

 1,503,123

 Pioneer International Value Fund Class Y

   33,384,360

 623,384

 Pioneer Mid Cap Value Fund Class Y

   17,916,056

 597

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

   10,230

 265,693

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   10,640,998

 296,523

 Pioneer Real Estate Shares Class Y

   7,665,121

 349,994

 Pioneer Select Mid Cap Growth Fund Class Y

   14,101,265

 1,598,415

 Pioneer Short Term Income Fund Class Y

   15,456,673

 616,770

 Pioneer Strategic Income Fund Class Y

   6,827,649

 TOTAL MUTUAL FUNDS

 (Cost $172,092,288)

 $ 230,537,571

 TOTAL INVESTMENTS IN SECURITIES — 100.0%

 (Cost $172,092,288)  (a)

 $ 230,537,571

 OTHER ASSETS AND LIABILITIES -0.0%

 $ (63,714)

 TOTAL NET ASSETS — 100.0%

 $ 230,473,857

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $173,734,814 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 56,881,131

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (78,374)

 Net unrealized appreciation

 $ 56,802,757

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
230,537,571

$
–

$
–

$
230,537,571

 Total

$
230,537,571

$
–

$
–

$
230,537,571

 During the three months ended October 31, 2013, there were no transfers between Levels 1, 2, and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 10/31/13

Schedule of Investments | 10/31/13 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —100.0%

 PIONEER FUNDS* —100.0%

 616,074

 Pioneer Bond Fund Class Y

 $ 5,938,956

 264,242

 Pioneer Core Equity Fund Class Y

   3,971,553

 253,838

 Pioneer Disciplined Growth Fund Class Y

   3,962,404

 361,188

 Pioneer Disciplined Value Fund Class Y

   7,639,120

 365,474

 Pioneer Emerging Markets Fund Class Y

   9,644,857

 118,041

 Pioneer Equity Income Fund Class Y

   4,086,574

 102,764

 Pioneer Fund Class Y

   4,198,940

 263,447

 Pioneer Fundamental Growth Fund Class Y

   4,346,875

 1,153,873

 Pioneer Global Equity Fund Class Y

   14,250,333

 1,097,499

 Pioneer International Value Fund Class Y

   24,375,463

 448,987

 Pioneer Mid Cap Value Fund Class Y

   12,903,899

 195,569

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   7,832,557

 212,007

 Pioneer Real Estate Shares Class Y

   5,480,369

 210,907

 Pioneer Select Mid Cap Growth Fund Class Y

   8,497,435

 340,825

 Pioneer Short Term Income Fund Class Y

   3,295,782

 300,335

 Pioneer Strategic Income Fund Class Y

   3,324,709

 TOTAL MUTUAL FUNDS

 (Cost $86,432,804)

 $ 123,749,826

 TOTAL INVESTMENTS IN SECURITIES — 100.0%

 (Cost $86,432,804)  (a)

 $ 123,749,826

 OTHER ASSETS AND LIABILITIES -0.0%

 $ 36,752

 TOTAL NET ASSETS — 100.0%

 $ 123,786,578

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At October 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $88,068,932 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 35,686,894

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   –

 Net unrealized appreciation

 $ 35,686,894

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $123,749,826

 $–

 $–

 $123,749,826

 Total

 $123,749,826

 $–

 $–

 $123,749,826

 During the three months ended October 31, 2013, there were no transfers between Levels 1, 2, and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Ibbotson Asset Allocation Series By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date December 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date December 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date December 30, 2013 * Print the name and title of each signing officer under his or her signature.